SHARE-BASED PAYMENT (Details) Number in Thousands		12 Months Ended
		Dec. 31, 2022 Number R$ / shares	Dec. 31, 2021 Number	Dec. 31, 2020 Number
IfrsStatementLineItems [Line Items]
Options granted		11,158,945	2,883,737
Outstanding options		5,132,532	5,395,519	7,873,348
Stock Option One [Member]
IfrsStatementLineItems [Line Items]
Options granted date		Jun. 01, 2020
Options granted		3,571,736
Outstanding options		438,138
Fair value of the option | R$ / shares	[1]	R$ 21.28
Stock Option Two [Member]
IfrsStatementLineItems [Line Items]
Options granted date		Jul. 01, 2021
Options granted		2,883,737
Outstanding options		938,260
Fair value of the option | R$ / shares	[1]	R$ 28.58
Stock Option Three [Member]
IfrsStatementLineItems [Line Items]
Options granted date		Jul. 01, 2022
Options granted		4,703,472
Outstanding options		3,756,134
Fair value of the option | R$ / shares	[1]	R$ 14.11

[1]	Amounts expressed in Brazilian Reais.